BUSINESS COMBINATIONS (Tables) - Vimeo Inc.	12 Months Ended
Dec. 31, 2020
Business Combination, Separately Recognized Transactions [Line Items]
Schedule of Preliminary Estimated Fair Value of Assets Acquired and Liabilities Assumed

The table below summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Magisto
(In thousands)
Accounts receivable	$3,190
Other current assets	611
Goodwill	142,185
Intangible assets with definite lives	25,900
Total assets	171,886
Other current liabilities	(3,845)
Net assets acquired	$168,041

Schedule of Preliminary Estimated Fair Value of Intangible Assets Acquired

The fair values of the identifiable intangible assets with definite lives acquired at the date of acquisition are as follows:

	Magisto
		Weighted-
		Average
		Useful
	(In thousands)	Life (Years)
Customer relationships	$13,800	4
Developed technology	10,100	4
Trade names and trademarks	2,000	2
Total identifiable intangible assets with definite lives acquired	$25,900

Schedule of Pro Forma Financial Information

The unaudited pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of the results that would have been achieved had the acquisition actually occurred on January 1, 2019.

Year Ended December 31, 2019
(In thousands,
except per share
data)
Revenue	$207,833
Net loss	$(78,984)
Basic and diluted loss per share	$(0.60)